Income taxes - Narrative (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Increase In Valuation Allowance	$ 1,420,000
Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	12,300,000
Internal Revenue Service (IRS) | Subsidiary
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 2,800,000